UNITEDSTATES

SECURITIESANDEXCHANGECOMMISSION

Washington,D.C.20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT

COMPANIES

Investment Company Act file number: 811-23402

Name of Fund: BlackRock ETF Trust

BlackRock U.S. Equity Factor Rotation ETF

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock ETF Trust, 55 East 52nd Street, New York, NY 10055

Registrant's telephone number, including area code: (800) 441-7762

Date of fiscal year end: 07/31/2020

Date of reporting period: 01/31/2020

Item 1 – Report to Stockholders

JANUARY 31, 2020

2020 Semi-Annual Report
(Unaudited)

BlackRock ETF Trust

  BlackRock U.S. Equity Factor Rotation ETF | DYNF | NYSE ARCA

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary. Please note that not all financial intermediaries may offer this service.

Not FDIC Insured • May Lose Value • No Bank Guarantee

The Markets in Review

Dear Shareholder,

U.S. equities and bonds both delivered impressive returns over the last 12 months, despite fears and doubts about the economy that were ultimately laid to rest with unprecedented monetary stimulus and a sluggish yet resolute performance from the U.S. economy. Investors were further encouraged by the apparent cessation of trade hostilities between the United States and China late in 2019, although some of these gains were reversed in January 2020, as the spread of the coronavirus injected uncertainty into markets.

Returns for most securities were particularly strong in the second half of the reporting period, as investors began to realize that the U.S. economy was maintaining the modest yet steady growth that has characterized this economic cycle. In the United States, large-cap stocks led the broader market, while small-cap equities still posted healthy returns. Emerging market stocks, however, were constrained by coronavirus fears, losing most of their gains near the end of the reporting period.

Fixed-income securities played an important role in diversified portfolios by delivering strong returns amid economic uncertainty, as interest rates declined (and bond prices rose). Long-term bonds, particularly long-term Treasuries, generally posted the strongest returns, as inflation remained low despite an uptick late in the reporting period. Investment-grade and high-yield corporate bonds also posted solid returns, as the credit fundamentals in corporate markets remained relatively solid.

Continuing the shift toward looser monetary policy that began in early 2019, the U.S. Federal Reserve (the “Fed”) increased efforts to stimulate economic activity. The Fed reduced interest rates three times during the reporting period, from July 2019 to October 2019. In December 2019, the Fed further reassured markets by indicating that it is unlikely to reverse course and tighten monetary policy in the near future. Following in the Fed’s footsteps, the European Central Bank announced aggressive economic stimulus measures, including lower interest rates and the return of its bond purchasing program. The Bank of Japan continued its accommodative monetary policy, while China committed to looser credit conditions and an increase in fiscal spending.

The outpouring of global economic stimulus led to a sharp rally in risk assets throughout the world despite the headwind of rising geopolitical and trade tensions. Hopes continued to remain high as the current economic expansion became the longest in U.S. history.

Looking ahead, we believe there are reasons to remain cautious about the U.S. economy, most notably the uncertainty around the duration of the impact of the coronavirus-driven economic contraction, the U.S. presidential election and future earnings growth. At this time we are watching the developments around the world very closely to assess the full extent of the risks of economic disruption that could result from the global pandemic. Corporate earnings underperformed in 2019, but action by the Fed led to outstanding equity returns. With the future of monetary policy and consumer behaviors uncertain, earnings deterioration could act as a drag on equities.

Overall, we favor moderately increasing investment risk to benefit from expected growth. We are neutral on U.S. equities, but we favor emerging market and Japanese equities, which could benefit from an uptick in global trade and investment. Increasing cyclical exposure through value-style investing and maintaining a meaningful emphasis on high-quality companies through quality factors also makes sense for diversified investors. In fixed income, extremely low yields and inflation risk limit the effectiveness of many bond classes as a counterweight in portfolios. We favor higher-yielding bonds from emerging markets, where central banks have more room for further accommodation, while strategically using U.S. Treasuries as stabilizers.

In this environment, investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Total Returns as of January 31, 2020
	6-month	12-month
U.S. large cap equities	9.31%	21.68%
(S&P 500 Index)
U.S. small cap equities	3.26	9.21
(Russell 2000 Index)
International equities	6.12	12.10
(MSCI Europe, Australasia, Far
East Index)
Emerging market equities	3.36	3.81
(MSCI Emerging Markets Index)
3-month Treasury bills	0.98	2.22
(ICE BofAML 3-Month
U.S. Treasury Bill Index)
U.S. Treasury securities	5.13	12.15
(ICE BofAML 10-Year
U.S. Treasury Index)
U.S. investment grade bonds	4.20	9.64
(Bloomberg Barclays
U.S. Aggregate Bond Index)
Tax-exempt municipal bonds	3.08	8.21
(S&P Municipal Bond Index)
U.S. high yield bonds	3.43	9.40
(Bloomberg Barclays
U.S. Corporate High Yield 2%
Issuer Capped Index)
Past performance is no guarantee of future results. Index
performance is shown for illustrative purposes only. You
cannot invest directly in an index.

Rob Kapito
President, BlackRock Advisors, LLC

2	THIS PAGE IS NOT PART OF YOUR FUND REPORT

3

Fund Summary as of January 31, 2020	BlackRock U.S. Equity Factor Rotation ETF

Investment Objective

The BlackRock U.S. Equity Factor Rotation ETF (the “Fund”) seeks to outperform the investment results of the large- and mid-capitalization U.S. equity markets by providing diversified and tactical exposure to style factors via a factor rotation model. The Fund is an actively managed exchange-traded fund that does not seek to replicate the performance of a specified index.

Performance

		Cumulative Total Returns
		Since
	6 Months	Inception
Fund NAV	7.54%	14.62%
Fund Market.	7.61	14.74
MSCI USA Index(a)	9.35	15.90
80% MSCI USA Index / 20% MSCI Minimum Volatility (USD) Index(b)	8.82	15.81

The inception date of the Fund was 3/19/19. The first day of secondary market trading was 3/21/19.

(a) The MSCI USA Index is designed to measure the performance of the large and mid cap segments of the US market. The index covers approximately 85% of the free float-adjusted market capitalization in the US. Effective September 23, 2019, the Fund changed its benchmark against which it measures its performance from the 80% MSCI

USA Index / 20% MSCI Minimum Volatility (USD) Index to the MSCI USA Index.

(b) The MSCI Minimum Volatility (USD) Index aims to reflect the performance characteristics of a minimum variance strategy applied to the large and mid cap USA equity universe. The index is calculated by optimizing the MSCI USA Index, its parent index, in USD for the lowest absolute risk.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 6 for more information.

Expense Example

		Actual				Hypothetical 5% Return
	Beginning	Ending	Expenses		Beginning	Ending	Expenses		Annualized
Account Value		Account Value	Paid During		Account Value	Account Value	Paid During		Expense
	(08/01/19)	(01/31/20)	the Period	(a)	(08/01/19)	(01/31/20)	the Period	(a)	Ratio
	$1,000.00	$1,075.40	$1.04		$1,000.00	$1,024.10	$1.02		0.20%

(a)	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 6 for more information.

Portfolio Management Commentary

The Fund posted a solid return for the reporting period, primarily driven by the information technology and healthcare sectors. In the technology sector, the large payment processing companies continued to post solid gains, as the ongoing shift to online shopping drove relatively rapid growth in transaction processing and cross-border payments. A large systems software company also contributed to the Fund’s performance, as growth in its cloud-based software, as well as growth in cloud computing and services for businesses, drove strong revenue and earnings growth. In the healthcare sector, large biotechnology stocks advanced based on investors’ growth expectations for relatively robust product pipelines despite modest revenue growth from existing patents. Strong product pipelines and rapid growth in sales of existing treatments for cancer, diabetes, and depression, as well as strong product pipelines and relatively high dividend yields, drove strong performance for some pharmaceutical companies. On the downside, energy stocks detracted from the Fund’s performance, as oil and gas prices declined due to concerns about oversupply amid slower global growth record U.S. production, and supply cuts by OPEC.

In terms of relative performance, the Fund underperformed the broader market, as represented by the MSCI USA Index. The Fund’s actively managed factor rotation strategy seeks diversified exposure to five style factors: value, low size, momentum, quality, and minimum volatility. The Fund seeks to outperform the broader market through both the efficacy of these underlying stock selection factors and actively emphasizing exposure to the factors that BlackRock believes will perform best based on forward-looking insights.

All five of the quantitative factors underperformed the MSCI USA Index, which detracted from the Fund’s relative performance. Markets had been grappling with the risk of a recession until global central banks responded with additional stimulus, resulting in renewed optimism for an elongated business cycle. These types of abrupt, short-term changes in sentiment tend to work against quantitative factors, which are designed to work over long periods of time. However, the Fund’s factor tilting contributed to relative performance, as the investment process emphasized the factors with the strongest performance by tactically adjusting the Fund’s emphasis on minimum volatility, quality, and momentum factors.

4	2020 BLACK ROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of January 31, 2020	BlackRock U.S. Equity Factor Rotation ETF

Portfolio Information

ALLOCATION BY SECTOR
	Percent of
Sector	Total Investments	(a)
Information Technology	22.9%
Financials	12.8
Health Care	12.3
Consumer Discretionary	9.0
Communication Services	8.6
Industrials	8.5
Consumer Staples	8.1
Utilities	6.1
Real Estate.	5.8
Materials	3.0
Energy	2.9

TEN LARGEST HOLDINGS
	Percent of
Security	Total Investments	(a)
AT&T Inc	3.0%
Intel Corp	2.3
Microsoft Corp	2.3
Visa Inc., Class A	2.1
Mastercard Inc., Class A	2.0
Johnson & Johnson	1.6
PepsiCo Inc	1.6
International Business Machines Corp	1.3
Apple Inc	1.3
Facebook Inc., Class A.	1.1

(a)	Excludes money market funds.

FUND SUMMARY	5

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at blackrock.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses – The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes – The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

6	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited)	BlackRock U.S. Equity Factor Rotation ETF
January 31, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks
Communication Services — 8.6%
Activision Blizzard Inc	1,548	$90,527
Alphabet Inc., Class A(a)	277	396,880
Alphabet Inc., Class C, NVS(a)	297	425,966
Altice USA Inc., Class A(a)	607	16,608
AT&T Inc	53,306	2,005,372
CenturyLink Inc	6,437	87,929
Charter Communications Inc., Class A(a)	396	204,914
Comcast Corp., Class A	1,788	77,224
Discovery Inc., Class A(a)(b)	976	28,558
Discovery Inc., Class C, NVS(a)	2,081	57,789
DISH Network Corp., Class A(a)(b)	933	34,297
Electronic Arts Inc.(a)	662	71,443
Facebook Inc., Class A(a)	3,805	768,268
Fox Corp., Class A, NVS	810	30,035
Fox Corp., Class B(a)	634	23,033
IAC/InterActiveCorp.(a)	33	8,038
Interpublic Group of Companies Inc. (The)	1,000	22,700
Liberty Broadband Corp., Class C, NVS(a)	79	10,501
Liberty Global PLC, Class C, NVS(a)	325	6,331
Liberty Media Corp.-Liberty Formula One, Class C, NVS(a)	204	9,545
Liberty Media Corp.-Liberty SiriusXM, Class A(a)	620	30,113
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(a)	680	33,334
Live Nation Entertainment Inc.(a)	312	21,266
Match Group Inc.(a)(b)	95	7,431
Netflix Inc.(a)	23	7,937
News Corp., Class A, NVS	2,775	37,796
Omnicom Group Inc	987	74,331
Pinterest Inc., Class A(a)	412	9,076
Roku Inc.(a)(b)	355	42,937
Sirius XM Holdings Inc	3,425	24,215
Snap Inc., Class A, NVS(a)	2,984	54,846
Sprint Corp.(a)	4,758	20,792
T-Mobile U.S. Inc.(a)	1,413	111,896
Take-Two Interactive Software Inc.(a)	285	35,522
TripAdvisor Inc	299	8,169
Twitter Inc.(a)	263	8,542
Verizon Communications Inc	3,460	205,662
ViacomCBS Inc., Class B, NVS	2,682	91,537
Walt Disney Co. (The)	4,206	581,732
Zayo Group Holdings Inc.(a)	913	31,727
Zillow Group Inc., Class C, NVS(a)	203	9,381
		5,824,200
Consumer Discretionary — 9.0%
Advance Auto Parts Inc	100	13,175
Amazon.com Inc.(a)	5	10,044
Aptiv PLC	104	8,818
Aramark	732	32,311
Autoliv Inc	118	9,042
AutoZone Inc.(a)	110	116,376
Best Buy Co. Inc	1,544	130,761
Booking Holdings Inc.(a)	244	446,654
BorgWarner Inc	1,227	42,074
Burlington Stores Inc.(a)	92	20,007
Capri Holdings Ltd.(a)(b)	992	29,720
CarMax Inc.(a)	59	5,725
Carnival Corp	2,431	105,821
Chipotle Mexican Grill Inc.(a)	53	45,938
Darden Restaurants Inc	771	89,768

Security	Shares	Value

Consumer Discretionary (continued)
Dollar General Corp	1,032	$158,319
Dollar Tree Inc.(a)	479	41,707
Domino's Pizza Inc	23	6,480
DR Horton Inc	2,058	121,834
eBay Inc	424	14,229
Expedia Group Inc	145	15,725
Ford Motor Co	30,730	271,039
Gap Inc. (The)	2,561	44,587
Garmin Ltd	657	63,696
General Motors Co	11,194	373,768
Genuine Parts Co	304	28,445
Grubhub Inc.(a)	213	11,534
Hanesbrands Inc	430	5,917
Harley-Davidson Inc	201	6,713
Hasbro Inc	82	8,353
Hilton Worldwide Holdings Inc	75	8,085
Home Depot Inc. (The)	457	104,242
Kohl's Corp	1,137	48,607
Las Vegas Sands Corp	136	8,882
Lear Corp	526	64,793
Leggett & Platt Inc	442	21,035
Lennar Corp., Class A	1,551	102,924
LKQ Corp.(a)	212	6,929
Lowe's Companies Inc	64	7,439
Lululemon Athletica Inc.(a)(b)	641	153,449
Marriott International Inc./MD, Class A	49	6,863
McDonald's Corp	1,055	225,738
MercadoLibre Inc.(a)	14	9,282
MGM Resorts International	227	7,051
Mohawk Industries Inc.(a)	301	39,636
Newell Brands Inc	2,332	45,544
NIKE Inc., Class B	6,460	622,098
Nordstrom Inc	666	24,549
Norwegian Cruise Line Holdings Ltd.(a)	1,109	59,720
NVR Inc.(a)	32	122,143
O'Reilly Automotive Inc.(a)	224	90,966
Polaris Inc	69	6,337
PulteGroup Inc	1,994	89,032
PVH Corp	281	24,495
Ralph Lauren Corp	260	29,510
Ross Stores Inc	2,305	258,598
Royal Caribbean Cruises Ltd	637	74,580
Starbucks Corp	3,224	273,492
Tapestry Inc	859	22,136
Target Corp	2,123	235,101
Tesla Inc.(a)(b)	21	13,662
Tiffany & Co	64	8,577
TJX Companies Inc. (The)	8,021	473,560
Tractor Supply Co	569	52,889
Ulta Salon Cosmetics & Fragrance Inc.(a)	288	77,158
Under Armour Inc., Class A(a)(b)	168	3,390
Under Armour Inc., Class C, NVS(a)	352	6,322
Vail Resorts Inc	33	7,739
VF Corp	1,283	106,451
Wayfair Inc., Class A(a)(b)	95	8,902
Whirlpool Corp	332	48,528
Wynn Resorts Ltd	59	7,443
Yum! Brands Inc	1,837	194,300
		6,080,757

SCHEDULE OF INVESTMENTS	7

Schedule of Investments (unaudited)	BlackRock U.S. Equity Factor Rotation ETF
January 31, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Consumer Staples — 8.1%
Altria Group Inc	10,998	$522,735
Archer-Daniels-Midland Co	170	7,609
Brown-Forman Corp., Class B, NVS	981	66,355
Bunge Ltd	266	13,946
Campbell Soup Co	671	32,470
Church & Dwight Co. Inc	743	55,146
Clorox Co. (The)	394	61,980
Coca-Cola Co. (The)	3,947	230,505
Colgate-Palmolive Co	755	55,704
Conagra Brands Inc	1,195	39,339
Constellation Brands Inc., Class A	38	7,155
Costco Wholesale Corp	904	276,190
Coty Inc., Class A	2,570	26,368
Estee Lauder Companies Inc. (The), Class A	1,091	212,920
General Mills Inc	604	31,541
Hershey Co. (The)	1,443	223,910
Hormel Foods Corp	2,732	129,114
Ingredion Inc	470	41,360
JM Smucker Co. (The)	1,059	109,723
Kellogg Co	1,094	74,622
Kimberly-Clark Corp	381	54,575
Kraft Heinz Co. (The)	4,898	143,022
Kroger Co. (The)	5,479	147,166
Lamb Weston Holdings Inc	2,085	190,381
McCormick & Co. Inc./MD, NVS	413	67,472
Molson Coors Beverage Co., Class B	1,773	98,543
Mondelez International Inc., Class A	1,440	82,627
Monster Beverage Corp.(a)	1,658	110,423
PepsiCo Inc	7,417	1,053,362
Philip Morris International Inc	363	30,020
Procter & Gamble Co. (The)	5,392	671,951
Sysco Corp	676	55,527
Tyson Foods Inc., Class A	2,148	177,489
Walmart Inc	829	94,912
Walgreens Boots Alliance Inc	5,911	300,574
		5,496,736
Energy — 2.9%
Apache Corp	332	9,110
Baker Hughes Co	8,275	179,236
Cabot Oil & Gas Corp	946	13,329
Cheniere Energy Inc.(a)	407	24,111
Chevron Corp	1,088	116,568
Concho Resources Inc	1,289	97,680
ConocoPhillips	134	7,964
Continental Resources Inc./OK	234	6,369
Devon Energy Corp	3,441	74,739
Diamondback Energy Inc	330	24,552
EOG Resources Inc	116	8,458
Exxon Mobil Corp	8,862	550,507
Halliburton Co	289	6,303
Hess Corp	108	6,110
HollyFrontier Corp	1,563	70,210
Kinder Morgan Inc./DE	5,206	108,649
Marathon Oil Corp	7,130	81,068
Marathon Petroleum Corp	4,609	251,190
National Oilwell Varco Inc	373	7,688
Noble Energy Inc	362	7,157
Occidental Petroleum Corp	1,626	64,585
ONEOK Inc	852	63,789
Phillips 66	840	76,751

Security	Shares	Value

Energy (continued)
Pioneer Natural Resources Co	57	$7,695
Schlumberger Ltd	281	9,416
Targa Resources Corp	183	6,680
TechnipFMC PLC	361	5,960
Valero Energy Corp	845	71,242
Williams Companies Inc. (The)	331	6,848
		1,963,964
Financials — 12.7%
Aflac Inc	8,151	420,347
AGNC Investment Corp	7,002	130,167
Alleghany Corp.(a)	80	63,813
Allstate Corp. (The)	987	116,999
Ally Financial Inc	1,760	56,373
American Express Co	163	21,169
American Financial Group Inc./OH	572	62,228
American International Group Inc	2,934	147,463
Ameriprise Financial Inc	1,024	169,380
Annaly Capital Management Inc	19,249	187,870
Aon PLC	931	205,053
Arch Capital Group Ltd.(a)	3,435	151,690
Arthur J Gallagher & Co	1,286	131,905
Assurant Inc	190	24,806
Athene Holding Ltd., Class A(a)	709	30,884
Bank of America Corp	17,145	562,870
Bank of New York Mellon Corp. (The)	414	18,539
Berkshire Hathaway Inc., Class B(a)	425	95,383
Blackstone Group Inc. (The), Class A	233	14,229
Brown & Brown Inc	2,267	101,788
Capital One Financial Corp	1,729	172,554
Cboe Global Markets Inc	513	63,212
Charles Schwab Corp. (The)	8,650	394,007
Cincinnati Financial Corp	691	72,520
Citigroup Inc	6,418	477,563
Citizens Financial Group Inc	1,484	55,324
CME Group Inc	554	120,279
Comerica Inc	130	7,951
Discover Financial Services	198	14,876
E*TRADE Financial Corp	357	15,215
East West Bancorp. Inc	1,248	57,208
Eaton Vance Corp., NVS	1,194	54,626
Equitable Holdings Inc	2,110	50,682
Erie Indemnity Co., Class A, NVS	351	58,442
Everest Re Group Ltd	437	120,861
FactSet Research Systems Inc.(b)	456	130,466
Fidelity National Financial Inc	1,703	83,021
Fifth Third Bancorp	235	6,686
First Republic Bank/CA	74	8,205
Franklin Resources Inc	2,827	71,523
Globe Life Inc	90	9,383
Goldman Sachs Group Inc. (The)	1,006	239,176
Hartford Financial Services Group Inc. (The)	1,574	93,307
Huntington Bancshares Inc./OH	572	7,762
Intercontinental Exchange Inc	1,045	104,228
Invesco Ltd	2,119	36,659
Jefferies Financial Group Inc	1,265	27,375
JPMorgan Chase & Co	118	15,618
KeyCorp	408	7,634
KKR & Co. Inc., Class A, NVS	265	8,454
Lincoln National Corp	940	51,211
Loews Corp	985	50,678

8	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited)	BlackRock U.S. Equity Factor Rotation ETF
January 31, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Financials (continued)
M&T Bank Corp	150	$25,278
Markel Corp.(a)	65	76,243
MarketAxess Holdings Inc	513	181,694
Marsh & McLennan Companies Inc	4,363	488,045
MetLife Inc	2,500	124,275
Moody's Corp	417	107,081
Morgan Stanley	3,315	173,242
MSCI Inc	206	58,875
Nasdaq Inc	181	21,079
Northern Trust Corp	189	18,486
People's United Financial Inc	499	7,695
PNC Financial Services Group Inc. (The)	71	10,547
Principal Financial Group Inc	161	8,525
Progressive Corp. (The)	5,124	413,456
Prudential Financial Inc	1,223	111,366
Raymond James Financial Inc	230	21,029
Regions Financial Corp	2,235	34,799
Reinsurance Group of America Inc	62	8,931
RenaissanceRe Holdings Ltd	562	106,465
S&P Global Inc	612	179,763
SEI Investments Co	1,610	105,069
Signature Bank/New York NY	63	8,939
State Street Corp	189	14,294
SVB Financial Group(a)	36	8,652
Synchrony Financial	392	12,705
T Rowe Price Group Inc	2,514	335,694
TD Ameritrade Holding Corp	2,345	111,341
Travelers Companies Inc. (The)	658	86,606
Truist Financial Corp	451	23,258
U.S. Bancorp	1,344	71,528
Unum Group.	1,085	28,959
Voya Financial Inc	698	41,692
Wells Fargo & Co	388	18,213
Willis Towers Watson PLC	249	52,611
WR Berkley Corp	2,070	152,207
Zions Bancorp. N.A	159	7,233
		8,655,537
Health Care — 12.3%
Abbott Laboratories	556	48,450
AbbVie Inc	79	6,401
ABIOMED Inc.(a)	136	25,335
Agilent Technologies Inc	104	8,586
Alexion Pharmaceuticals Inc.(a)	77	7,653
Align Technology Inc.(a)	235	60,419
Allergan PLC	1,555	290,225
Alnylam Pharmaceuticals Inc.(a)	90	10,331
AmerisourceBergen Corp	425	36,363
Amgen Inc	1,676	362,100
Anthem Inc	813	215,673
Baxter International Inc	1,087	96,982
Becton Dickinson and Co	163	44,854
Biogen Inc.(a)	1,023	275,034
BioMarin Pharmaceutical Inc.(a)	135	11,273
Bio-Rad Laboratories Inc., Class A(a)	21	7,579
Boston Scientific Corp.(a)	183	7,662
Bristol-Myers Squibb Co	2,854	179,659
Cardinal Health Inc	1,257	64,371
Centene Corp.(a)	1,393	87,494
Cerner Corp	215	15,443
Cigna Corp.(a)	1,129	217,197

Security	Shares	Value

Health Care (continued)
Cooper Companies Inc. (The)	144	$49,952
CVS Health Corp	4,587	311,090
Danaher Corp	1,681	270,422
DaVita Inc.(a)(b)	398	31,788
Dentsply Sirona Inc	356	19,936
DexCom Inc.(a)	36	8,667
Edwards Lifesciences Corp.(a)	1,038	228,215
Elanco Animal Health Inc.(a)	295	9,116
Eli Lilly & Co	4,012	560,236
Exact Sciences Corp.(a)	98	9,141
Gilead Sciences Inc	4,249	268,537
HCA Healthcare Inc	52	7,218
Henry Schein Inc.(a)	207	14,271
Hologic Inc.(a)	166	8,884
Humana Inc	153	51,445
IDEXX Laboratories Inc.(a)	441	119,515
Illumina Inc.(a)	319	92,532
Incyte Corp.(a)	89	6,503
Insulet Corp.(a)	198	38,420
Intuitive Surgical Inc.(a)	14	7,837
Ionis Pharmaceuticals Inc.(a)	131	7,640
IQVIA Holdings Inc.(a)	46	7,142
Jazz Pharmaceuticals PLC(a)	240	34,404
Johnson & Johnson	7,323	1,090,175
Laboratory Corp. of America Holdings(a)	43	7,542
McKesson Corp	757	107,956
Medtronic PLC	4,109	474,343
Merck & Co. Inc	7,717	659,341
Mettler-Toledo International Inc.(a)	89	67,389
Mylan NV(a)	3,219	68,951
Neurocrine Biosciences Inc.(a)	66	6,605
PerkinElmer Inc	86	7,953
Perrigo Co. PLC	581	33,140
Pfizer Inc	14,547	541,730
Quest Diagnostics Inc	153	16,933
Regeneron Pharmaceuticals Inc.(a)	197	66,574
ResMed Inc	403	64,065
Sarepta Therapeutics Inc.(a)	82	9,509
Seattle Genetics Inc.(a)	357	38,695
Steris PLC	167	25,165
Stryker Corp	414	87,230
Teleflex Inc	109	40,495
Thermo Fisher Scientific Inc	607	190,106
UnitedHealth Group Inc	333	90,726
Universal Health Services Inc., Class B	448	61,425
Varian Medical Systems Inc.(a)	253	35,564
Veeva Systems Inc., Class A(a)	45	6,597
Vertex Pharmaceuticals Inc.(a)	32	7,266
Waters Corp.(a)	306	68,480
West Pharmaceutical Services Inc	52	8,109
Zimmer Biomet Holdings Inc	104	15,382
Zoetis Inc	1,490	199,973
		8,339,414
Industrials — 8.5%
3M Co	3,544	562,291
Acuity Brands Inc.(b)	161	18,977
Allegion PLC	626	80,954
AMERCO	124	46,037
American Airlines Group Inc	1,420	38,113
AMETEK Inc	411	39,929

SCHEDULE OF INVESTMENTS	9

Schedule of Investments (unaudited)	BlackRock U.S. Equity Factor Rotation ETF
January 31, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Industrials (continued)
AO Smith Corp	963	$41,110
Arconic Inc	256	7,667
Boeing Co. (The)	20	6,365
Caterpillar Inc	55	7,224
CH Robinson Worldwide Inc	1,056	76,264
Cintas Corp	236	65,837
Copart Inc.(a)	1,873	190,035
CoStar Group Inc.(a)	77	50,280
CSX Corp	117	8,932
Cummins Inc	1,867	298,664
Deere & Co	37	5,867
Delta Air Lines Inc	2,125	118,447
Dover Corp	70	7,970
Eaton Corp. PLC.	2,072	195,742
Emerson Electric Co	151	10,816
Equifax Inc	104	15,590
Expeditors International of Washington Inc	1,218	88,963
Fastenal Co	3,667	127,905
FedEx Corp	1,392	201,339
Flowserve Corp	179	8,356
Fortive Corp	106	7,943
Fortune Brands Home & Security Inc	112	7,696
General Dynamics Corp	51	8,947
General Electric Co	662	8,242
HD Supply Holdings Inc.(a)	108	4,400
HEICO Corp.(b)	96	11,753
HEICO Corp., Class A.	161	15,480
Honeywell International Inc	355	61,493
Huntington Ingalls Industries Inc	269	70,209
IDEX Corp	51	8,356
IHS Markit Ltd.(a)	983	77,519
Illinois Tool Works Inc	2,221	388,631
Ingersoll-Rand PLC	63	8,393
Jacobs Engineering Group Inc	84	7,773
JB Hunt Transport Services Inc	68	7,339
Johnson Controls International PLC.	3,469	136,852
Kansas City Southern	49	8,266
Knight-Swift Transportation Holdings Inc	1,395	51,727
L3Harris Technologies Inc	859	190,122
Lennox International Inc	23	5,359
Lockheed Martin Corp	260	111,311
ManpowerGroup Inc	509	46,568
Masco Corp	714	33,929
Middleby Corp. (The)(a)	61	6,842
Nielsen Holdings PLC	1,163	23,725
Norfolk Southern Corp	47	9,786
Northrop Grumman Corp	375	140,464
Old Dominion Freight Line Inc	37	7,261
Owens Corning	1,033	62,486
PACCAR Inc	2,171	161,110
Parker-Hannifin Corp	34	6,653
Pentair PLC	219	9,402
Raytheon Co	96	21,210
Republic Services Inc	2,575	244,754
Robert Half International Inc	996	57,937
Rockwell Automation Inc	1,033	197,985
Rollins Inc	1,166	44,250
Roper Technologies Inc	23	8,778
Sensata Technologies Holding PLC(a)	123	5,814
Snap-on Inc	50	7,981

Security	Shares	Value

Industrials (continued)
Southwest Airlines Co	1,545	$84,944
Spirit AeroSystems Holdings Inc., Class A	443	28,937
Stanley Black & Decker Inc	57	9,082
Teledyne Technologies Inc.(a)	113	41,252
Textron Inc	745	34,218
TransDigm Group Inc	107	68,831
TransUnion	78	7,153
Uber Technologies Inc.(a)(b)	299	10,851
Union Pacific Corp	56	10,048
United Airlines Holdings Inc.(a)	937	70,088
United Parcel Service Inc., Class B	52	5,383
United Rentals Inc.(a)	925	125,513
United Technologies Corp	294	44,159
Verisk Analytics Inc	321	52,153
WABCO Holdings Inc.(a)	313	42,458
Waste Connections Inc	1,670	160,838
Waste Management Inc	2,371	288,551
Westinghouse Air Brake Technologies Corp	720	53,179
WW Grainger Inc	23	6,961
XPO Logistics Inc.(a)	84	7,469
Xylem Inc./NY	106	8,656
		5,775,144
Information Technology — 22.8%
Accenture PLC, Class A	2,152	441,612
Adobe Inc.(a)	27	9,481
Advanced Micro Devices Inc.(a)	1,721	80,887
Akamai Technologies Inc.(a)	90	8,401
Alliance Data Systems Corp	410	42,144
Amphenol Corp., Class A	818	81,366
Analog Devices Inc	70	7,683
ANSYS Inc.(a)	30	8,230
Apple Inc	2,774	858,581
Applied Materials Inc	6,457	374,441
Arista Networks Inc.(a)	40	8,934
Arrow Electronics Inc.(a)	579	43,969
Autodesk Inc.(a)	50	9,842
Automatic Data Processing Inc	1,481	253,829
Black Knight Inc.(a)	1,550	103,726
Booz Allen Hamilton Holding Corp	763	59,545
Broadcom Inc	114	34,788
Broadridge Financial Solutions Inc	669	79,711
Cadence Design Systems Inc.(a)	586	42,256
CDK Global Inc	394	21,150
CDW Corp./DE	323	42,135
Cisco Systems Inc	9,898	455,011
Citrix Systems Inc	1,232	149,343
Cognex Corp	159	8,104
Cognizant Technology Solutions Corp., Class A.	1,005	61,687
Corning Inc	4,090	109,162
Dell Technologies Inc., Class C(a)	584	28,482
DocuSign Inc.(a)	310	24,338
Dropbox Inc., Class A(a)	489	8,323
DXC Technology Co	2,478	78,999
EPAM Systems Inc.(a)	35	7,985
F5 Networks Inc.(a)	180	21,982
Fidelity National Information Services Inc	2,182	313,466
Fiserv Inc.(a)	2,373	281,462
FleetCor Technologies Inc.(a)	145	45,708
Flex Ltd.(a)	642	8,442
FLIR Systems Inc	503	25,925

10	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited)	BlackRock U.S. Equity Factor Rotation ETF
January 31, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Information Technology (continued)
Fortinet Inc.(a)	73	$8,421
Gartner Inc.(a)	46	7,396
Global Payments Inc	642	125,479
GoDaddy Inc., Class A(a)	106	7,124
Guidewire Software Inc.(a)	69	7,763
Hewlett Packard Enterprise Co	12,639	176,061
HP Inc	7,844	167,234
Intel Corp	24,669	1,577,089
International Business Machines Corp	6,286	903,487
Intuit Inc	688	192,901
IPG Photonics Corp.(a)	59	7,533
Jack Henry & Associates Inc	911	136,231
Juniper Networks Inc	2,936	67,352
Keysight Technologies Inc.(a)	497	46,216
KLA Corp	770	127,620
Lam Research Corp	1,270	378,727
Leidos Holdings Inc	74	7,435
Marvell Technology Group Ltd	328	7,885
Mastercard Inc., Class A	4,297	1,357,594
Maxim Integrated Products Inc	744	44,729
Microchip Technology Inc	67	6,531
Micron Technology Inc.(a)	11,282	598,961
Microsoft Corp	9,022	1,535,815
MongoDB Inc.(a)(b)	58	9,507
Motorola Solutions Inc	1,043	184,611
NetApp Inc	610	32,574
NortonLifeLock Inc	1,581	44,932
NVIDIA Corp	35	8,275
Okta Inc.(a)(b)	278	35,598
ON Semiconductor Corp.(a)	2,712	62,783
Oracle Corp	5,341	280,135
Palo Alto Networks Inc.(a)	125	29,347
Paychex Inc	2,547	218,456
Paycom Software Inc.(a)	186	59,178
PayPal Holdings Inc.(a)	97	11,047
PTC Inc.(a)	111	9,226
Qorvo Inc.(a)	719	76,113
QUALCOMM Inc	77	6,569
RingCentral Inc., Class A(a)	220	45,228
Sabre Corp	281	6,053
salesforce.com Inc.(a)	52	9,480
Seagate Technology PLC.	1,470	83,775
ServiceNow Inc.(a)	29	9,809
Skyworks Solutions Inc	383	43,336
Splunk Inc.(a)	65	10,092
Square Inc., Class A(a)	120	8,963
SS&C Technologies Holdings Inc	116	7,309
Synopsys Inc.(a)	356	52,514
TE Connectivity Ltd	801	73,836
Teradyne Inc	463	30,553
Texas Instruments Inc	2,489	300,298
Trimble Inc.(a)	202	8,589
Twilio Inc., Class A(a)(b)	79	9,823
Tyler Technologies Inc.(a)	167	54,055
VeriSign Inc.(a)	265	55,157
Visa Inc., Class A	7,097	1,412,090
VMware Inc., Class A(a)	42	6,219
Western Digital Corp	2,426	158,903
Western Union Co. (The)	6,583	177,083
Workday Inc., Class A(a)	52	9,601

Security	Shares	Value

Information Technology (continued)
Xerox Holdings Corp.(a)	1,741	$61,927
Xilinx Inc	558	47,140
Zebra Technologies Corp., Class A(a)	31	7,410
		15,494,308
Materials — 3.0%
Air Products & Chemicals Inc	1,354	323,213
Albemarle Corp	276	22,157
Amcor PLC(a)	11,670	123,585
Avery Dennison Corp	550	72,182
Axalta Coating Systems Ltd.(a)	212	6,108
Ball Corp	1,027	74,129
Celanese Corp	515	53,303
CF Industries Holdings Inc	167	6,727
Corteva Inc.(a)	1,391	40,228
Crown Holdings Inc.(a)	423	31,315
Dow Inc.(a)	1,164	53,625
DuPont de Nemours Inc	133	6,807
Eastman Chemical Co	516	36,775
Ecolab Inc	855	167,674
FMC Corp	76	7,265
Freeport-McMoRan Inc	4,473	49,650
International Flavors & Fragrances Inc	56	7,342
International Paper Co	1,163	47,357
Linde PLC	73	14,829
LyondellBasell Industries NV, Class A	2,170	168,956
Martin Marietta Materials Inc	150	39,570
Mosaic Co. (The)	1,869	37,081
Newmont Corp	5,430	244,676
Nucor Corp	2,016	95,740
Packaging Corp. of America	412	39,449
PPG Industries Inc	67	8,029
RPM International Inc	90	6,423
Sealed Air Corp	219	7,775
Sherwin-Williams Co. (The)	202	112,512
Steel Dynamics Inc	1,064	31,792
Vulcan Materials Co	65	9,206
Westlake Chemical Corp	219	13,403
Westrock Co	1,340	52,260
		2,011,143
Real Estate — 5.7%
Alexandria Real Estate Equities Inc	240	39,168
American Tower Corp	1,346	311,922
AvalonBay Communities Inc	999	216,473
Boston Properties Inc	54	7,741
Camden Property Trust	806	90,619
CBRE Group Inc., Class A(a)	3,817	233,028
Crown Castle International Corp	575	86,158
Digital Realty Trust Inc	63	7,748
Duke Realty Corp	245	8,896
Equinix Inc	240	141,535
Equity LifeStyle Properties Inc	547	39,794
Equity Residential	2,286	189,921
Essex Property Trust Inc	330	102,221
Extra Space Storage Inc	455	50,359
Federal Realty Investment Trust	54	6,751
Healthpeak Properties Inc	3,469	124,849
Host Hotels & Resorts Inc	18,232	297,911
Invitation Homes Inc	1,979	62,279
Iron Mountain Inc	186	5,879

SCHEDULE OF INVESTMENTS	11

Schedule of Investments (unaudited)	BlackRock U.S. Equity Factor Rotation ETF
January 31, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Real Estate (continued)
Jones Lang LaSalle Inc	978	$166,084
Kimco Realty Corp	2,394	45,606
Liberty Property Trust	504	31,576
Medical Properties Trust Inc	1,253	27,754
Mid-America Apartment Communities Inc	638	87,540
National Retail Properties Inc	1,370	76,720
Omega Healthcare Investors Inc	628	26,345
Prologis Inc	3,179	295,266
Public Storage	1,331	297,825
Realty Income Corp	1,915	150,155
Regency Centers Corp	108	6,700
SBA Communications Corp	327	81,606
Simon Property Group Inc	973	129,555
SL Green Realty Corp	100	9,204
Sun Communities Inc	354	57,408
UDR Inc	1,765	84,561
Ventas Inc	494	28,583
VEREIT Inc	3,290	32,110
VICI Properties Inc	288	7,718
Vornado Realty Trust	126	8,287
Welltower Inc	1,704	144,687
Weyerhaeuser Co	315	9,119
WP Carey Inc	863	72,596
		3,900,257
Utilities — 6.1%
AES Corp./VA	1,911	37,952
Alliant Energy Corp	810	48,082
Ameren Corp	475	38,974
American Electric Power Co. Inc	1,788	186,345
American Water Works Co. Inc	535	72,867
Atmos Energy Corp	2,819	329,908
CenterPoint Energy Inc	1,081	28,625
CMS Energy Corp	1,128	77,279
Consolidated Edison Inc	1,778	167,132
Dominion Energy Inc	828	71,001
DTE Energy Co	103	13,659
Duke Energy Corp	2,944	287,423
Edison International	1,091	83,516
Entergy Corp	651	85,620
Essential Utilities Inc	634	32,930
Evergy Inc	1,007	72,665
Eversource Energy.	1,292	119,433

Security		Shares	Value

Utilities (continued)
Exelon Corp		4,622	$219,961
FirstEnergy Corp		1,174	59,627
NextEra Energy Inc		2,296	615,787
NiSource Inc		251	7,357
NRG Energy Inc		231	8,522
OGE Energy Corp		4,486	205,683
Pinnacle West Capital Corp		2,467	241,001
PPL Corp		1,859	67,277
Public Service Enterprise Group Inc		175	10,360
Sempra Energy		634	101,846
Southern Co. (The)		5,184	364,954
UGI Corp		460	19,131
Vistra Energy Corp		1,597	35,964
WEC Energy Group Inc		1,936	193,387
Xcel Energy Inc		3,275	226,597
			4,130,865

Total Common Stocks — 99.7%
(Cost: $62,349,036)			67,672,325

Short-Term Investments
Money Market Funds — 0.7%
BlackRock Cash Funds: Institutional, SL Agency Shares,
1.78	%(c)(d)(e)	367,613	367,834
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.50	%(c)(d)	146,000	146,000
			513,834

Total Short-Term Investments — 0.7%
(Cost: $513,770)			513,834

Total Investments In Securities — 100.4%
(Cost: $62,862,806)			68,186,159
Other Assets, Less Liabilities — (0.4)%			(301,464)

Net Assets — 100.0%			$67,884,695

(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Affiliate of the Fund.
(d) Annualized 7-day yield as of period-end.
(e)			All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended January 31, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

								Change in
	Shares		Shares					Unrealized
	Held at		Held at	Value at			Net Realized	Appreciation
Affiliated Issuer	07/31/19	Net Activity	01/31/20	01/31/20	Income		Gain (Loss)(a)	(Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	17,119	350,494	367,613	$367,834	$700	(b)	$(55)	$62
BlackRock Cash Funds: Treasury, SL Agency Shares	50,000	96,000	146,000	146,000	879		—	—
				$513,834	$1,579		$(55)	$62

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

12	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited)	BlackRock U.S. Equity Factor Rotation ETF
January 31, 2020	(Percentages shown are based on Net Assets)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund's policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of January 31, 2020. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$67,672,325	$—	$—	$67,672,325
Money Market Funds	513,834	—	—	513,834
	$68,186,159	$—	$—	$68,186,159

See notes to financial statements.

SCHEDULE OF INVESTMENTS	13

Statement of Assets and Liabilities (unaudited)
January 31, 2020

BlackRock
U.S. Equity
Factor Rotation
ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$67,672,325
Affiliated(c)	513,834
Cash	19,009
Receivables:
Securities lending income — Affiliated	95
Dividends	58,834
Total assets	68,264,097

LIABILITIES
Collateral on securities loaned, at value	367,826
Payables:
Investment advisory fees	11,576
Total liabilities	379,402

NET ASSETS	$67,884,695

NET ASSETS CONSIST OF:
Paid-in capital	$62,261,728
Accumulated earnings	5,622,967
NET ASSETS	$67,884,695

Shares outstanding	2,400,000
Net asset value	$28.29
Shares authorized	Unlimited
Par value	None

(a) Securities loaned, at value	$353,779
(b) Investments, at cost — Unaffiliated	$62,349,036
(c) Investments, at cost — Affiliated.	$513,770

See notes to financial statements.

14	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statement of Operations (unaudited)
Six Months Ended January 31, 2020

BlackRock
U.S. Equity
Factor Rotation
ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$619,485
Dividends — Affiliated	879
Securities lending income — Affiliated — net.	700
Foreign taxes withheld	(51)
Total investment income	621,013

EXPENSES
Investment advisory fees	86,010
Total expenses	86,010

Less:
Investment advisory fees waived	(28,670)
Total expenses after fees waived	57,340
Net investment income	563,673

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(47,296)
Investments — Affiliated.	(55)
In-kind redemptions — Unaffiliated.	317,333
Net realized gain	269,982
Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	4,079,267
Investments — Affiliated.	62
Net change in unrealized appreciation (depreciation)	4,079,329
Net realized and unrealized gain	4,349,311
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,912,984

See notes to financial statements.

FINANCIAL STATEMENTS	15

Statement of Changes in Net Assets

	BlackRock
	U.S. Equity Factor Rotation ETF
	Six Months
	Ended	Period From
	01/31/20	03/19/19 (a)
	(unaudited)	to 07/31/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$563,673	$131,577
Net realized gain (loss)	269,982	(63,285)
Net change in unrealized appreciation (depreciation)	4,079,329	1,244,024
Net increase in net assets resulting from operations	4,912,984	1,312,316

DISTRIBUTIONS TO SHAREHOLDERS(b)
Decrease in net assets resulting from distributions to shareholders	(504,219)	(98,114)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	42,261,728	20,000,000

NET ASSETS
Total increase in net assets	46,670,493	21,214,202
Beginning of period	21,214,202	—
End of period	$67,884,695	$21,214,202

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

16	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights
(For a share outstanding throughout each period)

	BlackRock U.S. Equity Factor Rotation ETF
	Six Months Ended		Period From
	01/31/20		03/19/19	(a)
	(unaudited)		to 07/31/19
Net asset value, beginning of period.	$26.52		$25.00
Net investment income(b)	0.27		0.16
Net realized and unrealized gain(c)	1.72		1.48
Net increase from investment operations	1.99		1.64
Distributions(d)
From net investment income	(0.22)		(0.12)
Total distributions	(0.22)		(0.12)
Net asset value, end of period	$28.29		$26.52

Total Return
Based on net asset value	7.54	%(e)	6.59	%(e)

Ratios to Average Net Assets
Total expenses	0.30	%(f)	0.30	%(f)
Total expenses after fees waived	0.20	%(f)	0.20	%(f)
Net investment income	1.97	%(f)	1.74	%(f)

Supplemental Data
Net assets, end of period (000)	$67,885		$21,214
Portfolio turnover rate(g)	49	%(e)	42	%(e)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	17

Notes to Financial Statements (unaudited)

1. ORGANIZATION

BlackRock ETF Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios. The BlackRock U.S. Equity Factor Rotation ETF (the “Fund”), which is a series of the Trust, is classified as non-diversified. These financial statements related only to the Fund.

The Fund, together with certain other registered investment companies advised by BlackRock Fund Advisors (“BFA” or the “Manager”) or its affiliates, is included in a complex of equity, multi-asset, index and money market funds referred to as the BlackRock Multi-Asset Complex.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Investment Transactions and Income Recognition: Investment transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities are reflected in tax reclaims receivable. Distributions received by the Fund may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be re-designated as a return of capital or capital gain. Non-cash dividends, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is accrued daily.

Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its statement of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of January 31, 2020, if any, are disclosed in the statement of assets and liabilities.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund. Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund's tax year. These reclassifications have no effect on net assets or net asset value per share.

Distributions: Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.

Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:

• Equity investments traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of an investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if

18	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (unaudited) (continued)

reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates.

When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

• Level 1 – Unadjusted price quotations in active markets for identical assets or liabilities;

• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

• Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for the Fund’s investments is included in its schedule of investments. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4. SECURITIES AND OTHER INVESTMENTS

Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by the Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of January 31, 2020, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BFA, the Fund's investment adviser, or its affiliates and is disclosed in the schedule of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for the Fund, if any, are also disclosed in its schedule of investments. The market value of any securities on loan as of January 31, 2020 and the value of the related cash collateral are disclosed in the statement of assets and liabilities.

Securities lending transactions are entered into by a fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the fund can reinvest cash collateral received in connection with loaned securities.

NOTES TO FINANCIAL STATEMENTS	19

Notes to Financial Statements (unaudited) (continued)

The following table is a summary of the securities lending agreements by counterparty which are subject to offset under an MSLA as of January 31, 2020:

	Market Value of	Cash Collateral		Non-Cash Collateral
BlackRock ETF and Counterparty	Securities on Loan	Received	(a)	Received	Net Amount
U.S. Equity Factor Rotation
BofA Securities, Inc	$7,040	$7,040		$—	$—
Citadel Clearing LLC	323	323		—	—
Credit Suisse AG Dublin Branch	9,507	9,507		—	—
Credit Suisse Securities (USA) LLC	113,231	113,231		—	—
Goldman Sachs & Co	142,636	142,636		—	—
HSBC Bank PLC.	9,031	8,327		—	(704	) (b)
JPMorgan Securities LLC	33,881	33,881		—	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	3,644	3,644		—	—
State Street Bank & Trust Company.	4,652	4,652		—	—
UBS AG	29,834	29,834		—	—
	$353,779	$353,075		$—	$(704)

(a)	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund's statement of assets and liabilities.
(b)	Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.

5. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of the Fund’s assets. BFA is a California corporation indirectly owned by BlackRock.

Pursuant to the Investment Advisory Agreement between BFA and the Trust (entered into on behalf of the Fund), BFA is responsible for substantially all expenses of the Fund, except the management fees, interest expenses, taxes, expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions, distribution fees or expenses, litigation expenses and extraordinary expenses (as determined by a majority of the Trustees who are not “interested persons” of the Trust).

For its investment advisory services to the Fund, BFA is paid a management fee from the Fund, based on a percentage of the Fund’s average daily net assets, at an annual rate as follows:

Average Daily Net Assets	Investment Advisory Fee
First $1 billion	0.30%
Over $1 billion, up to and including $3 billion.	0.28
Over $3 billion, up to and including $5 billion.	0.27
Over $5 billion, up to and including $10 billion	0.26
Over $10 billion	0.25

Expense Waivers: BFA has contractually agreed to waive its management fees by the amount of investment advisory fees the Fund pays to BFA indirectly through its investment in money market funds managed by BFA or its affiliates, through November 30, 2020.

BFA has voluntarily agreed to waive its management fee payable by the Fund to limit the annual management fee paid by the Fund to 0.20%. BFA may also from time to time voluntarily waive and/or reimburse fees or expenses in order to limit total annual fund operating expenses (excluding acquired fund fees and expenses, if any). Any such voluntary waiver or reimbursement may be eliminated by BFA at any time.

For the six months ended January 31, 2020, BFA voluntarily waived its investment advisory fee for the Fund in the amount of $28,670.

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.

Securities Lending: The U.S. Securities and Exchange Commission (the "SEC") has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral

20	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (unaudited) (continued)

investment fees”). The cash collateral is invested in a money market fund managed by BFA or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04%. The shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Fund retains a portion of securities lending income and remits a remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, the Fund retains 75% of securities lending income (which excludes collateral investment fees) and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 80% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

Prior to January 1, 2020, the Fund retained 73.5% of securities lending income (which excludes collateral investment fees) and the amount retained was not less than 65% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the BlackRock Multi-Asset Complex in a calendar year exceeded a specified threshold, the Fund, pursuant to the securities lending agreement, retained for the remainder of that calendar year 75% of securities lending income (which excludes collateral investment fees), and the amount retained could never be less than 65% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by the Fund is shown as securities lending income – affiliated – net in its statement of operations. For the six months ended January 31, 2020, the Fund paid BTC $188 for securities lending agent services.

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the statement of operations.

6. PURCHASES AND SALES

For the six months ended January 31, 2020, purchases and sales of investments, including TBA rolls and excluding in-kind transactions and short-term investments, were as follows:

BlackRock ETF	Purchases	Sales
U.S. Equity Factor Rotation	$27,636,831	$27,554,121

For the six months ended January 31, 2020, in-kind transactions were as follows:

	In-kind	In-kind
BlackRock ETF	Purchases	Sales
U.S. Equity Factor Rotation.	$44,723,809	$2,668,207

7. INCOME TAX INFORMATION

The Fund is treated as an entity separate from the Trust's other funds for federal income tax purposes. It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Management has analyzed tax laws and regulations and their application to the Fund as of January 31, 2020 and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund's financial statements.

As of July 31, 2019, the Fund had non-expiring capital loss carryforwards available to offset future realized capital gains of $11,052.

NOTES TO FINANCIAL STATEMENTS	21

Notes to Financial Statements (unaudited) (continued)

As of January 31, 2020, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

				Net Unrealized
		Gross Unrealized	Gross Unrealized	Appreciation
BlackRock ETF	Tax Cost	Appreciation	Depreciation	(Depreciation)
U.S. Equity Factor Rotation	$62,915,039	$5,961,883	$ (690,763)	$5,271,120

8. PRINCIPAL RISKS

In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. The Fund’s prospectus provides details of the risks to which the Fund is subject.

Market Risk: Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

A recent outbreak of respiratory disease caused by a novel coronavirus was first detected in China in December 2019 and has now been detected internationally. This coronavirus has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of epidemics and pandemics such as the coronavirus, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. The impact of the outbreak may be short term or may last for an extended period of time.

Credit Risk: Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its schedule of investments.

9. CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of the Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended		Year Ended
	01/31/20		07/31/19
BlackRock ETF	Shares	Amount	Shares	Amount
U.S. Equity Factor Rotation
Shares sold	1,700,000	$44,936,640	800,000	$20,000,000
Shares redeemed	(100,000)	(2,674,912)	—	—
Net increase	1,600,000	$42,261,728	800,000	$20,000,000

The consideration for the purchase of Creation Units of the Fund generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. The Fund may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust's administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the Fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

22	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (unaudited) (continued)

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

10. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	23

Statement Regarding Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Board of Trustees (the “Board”) of BlackRock ETF Trust, on behalf of BlackRock U.S. Equity Factor Rotation ETF, met on November 12-13, 2019 (the “Meeting”) to review the liquidity risk management program (the “Program”) applicable to the BlackRock open-end funds, excluding money market funds (each, a “Fund”), pursuant to the Liquidity Rule. The Board has appointed BlackRock Advisors, LLC or BlackRock Fund Advisors (“BlackRock”), each an investment adviser to certain Funds, as the program administrator for each Fund’s Program, as applicable. BlackRock has delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the operation of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from December 1, 2018 through September 30, 2019 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing a Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also described BlackRock’s methodology in establishing a Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, as follows:

a) The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure with a focus on Funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Where a Fund participated in borrowings for investment purposes (such as tender option bonds and reverse repurchase agreements), such borrowings were factored into the Program’s calculation of a Fund’s liquidity bucketing. Derivative exposure was also considered in such calculation.

b) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size (“RATS”). The Committee may also take into consideration a Fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a Fund’s distribution channels, and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

c) Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs that redeem in-kind generally do not hold more than de minimus amounts of cash, and that ETFs generally do not borrow.

d) The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs and reviewed any persistent deviations from long-term averages.

e) The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. An ETF does not utilize custom baskets. Therefore, the composition of baskets will not have an effect on the overall liquidity of an ETF’s portfolio.

There were no material changes to the Program during the Program Reporting Period. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

24	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon the Fund's investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
	Net				Net
	Investment	Net Realized	Return of	Total Per	Investment	Net Realized	Return of	Total Per
BlackRock ETF	Income	Capital Gains	Capital	Share	Income	Capital Gains	Capital	Share
U.S. Equity Factor Rotation(a)	$0.191188	$—	$0.031053	$0.222241	86%	—%	14%	100%

(a)	The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder's investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund's investment performance and should not be confused with "yield" or "income". When distributions exceed total return performance, the difference will incrementally reduce the Fund's net asset value per share.

SUPPLEMENTAL INFORMATION	25

Trustee and Officer Information

Mark Stalnecker, Chair of the Board and Trustee
Bruce R. Bond, Trustee
Susan J. Carter, Trustee
Collette Chilton, Trustee
Neil A. Cotty, Trustee
Lena G. Goldberg, Trustee
Henry R. Keizer, Trustee
Cynthia A. Montgomery, Trustee
Donald C. Opatrny, Trustee
Joseph P. Platt, Trustee
Kenneth L. Urish, Trustee
Claire A. Walton, Trustee
Robert Fairbairn, Trustee
John M. Perlowski, Trustee, President and Chief Executive Officer
Jennifer McGovern, Vice President
Neal J. Andrews, Chief Financial Officer
Jay M. Fife, Treasurer
Charles Park, Chief Compliance Officer
Lisa Belle, Anti-Money Laundering Compliance Officer
Janey Ahn, Secretary

Effective September 19, 2019, Lisa Belle replaced John MacKessy as the Anti-Money Laundering Compliance Officer of the Trust.
Effective September 19, 2019, Janey Ahn replaced Benjamin Archibald as the Secretary of the Trust.
Effective December 31, 2019, Robert M. Hernandez retired as Trustee of the Trust.

Investment Adviser	Independent Registered Public Accounting Firm
BlackRock Fund Advisors	PricewaterhouseCoopers LLP
San Francisco, CA 94105	Philadelphia, Pennsylvania 19103
Administrator, Custodian and Transfer Agent	Legal Counsel
State Street Bank and Trust Company	Sidley Austin LLP
Boston, MA, 02111	New York, NY 10019
Distributor	Address of the Trust
BlackRock Investments, LLC	100 Bellevue Parkway
New York, NY 10022	Wilmington, DE 19809

26	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Additional Information

General Information

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The Fund’s Forms N-PORT and N-Q are available on the SEC’s website at sec.gov. The Fund’s Forms N-PORT and N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available upon request and without charge (1) by calling (800) 441-7762; (2) at blackrock.com; and (3) on the SEC’s website at sec.gov.

Availability of Proxy Voting Record

Information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at blackrock.com; or by calling (800) 441-7762 and (2) on the SEC’s website at sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

ADDITIONAL INFORMATION	27

Glossary of Terms Used in this Report

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

28	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Want to know more?
blackrock.com | 877-275-1255 (1-877-ASK-1BLK)

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

USEFR-1/20-SAR

Item 2 – Code of Ethics – Not Applicable to this semi-annual report

Item 3 – Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 – Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 – Audit Committee of Listed Registrants – Not Applicable

Item 6 – Investments

(a)The registrant's Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.

(b)Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 – Submission of Matters to a Vote of Security Holders –There have been no material changes to these procedures.

Item 11 – Controls and Procedures

(a)The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)There were no changes in the registrant's internal control over financial reporting (as defined in Rule

30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 13 – Exhibits attached hereto

(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

(a)(2) – Section 302 Certifications are attached

(a)(3) – Not Applicable

2

(a)(4) – Not Applicable

(b) – Section 906 Certifications are attached

3

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock ETF Trust

By: /s/ John M. Perlowski

John M. Perlowski

Chief Executive Officer (principal executive officer) of

BlackRock ETF Trust

Date: April 3, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John M. Perlowski

John M. Perlowski

Chief Executive Officer (principal executive officer) of

BlackRock ETF Trust

Date: April 3, 2020

By: /s/ Neal J. Andrews

Neal J. Andrews

Chief Financial Officer (principal financial officer) of

BlackRock ETF Trust

Date: April 3, 2020

4